Basis Of Presentation And Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Estimated Useful Lives Of Assets

Asset	Estimated useful life

Cable, Wireless and telecommunications distribution system	3-20 years

Digital cable terminals and modems	3-5 years

Satellite audio, video and data network equipment and DTH receiving equipment	3-15 years

Buildings	15-40 years

Data processing	4-10 years

Other	4-20 years